Income tax - Movements in deferred tax assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Movements
Balance as at beginning of year	$ 2,437	$ 3,064
Recognised in the income statements	(409)	(529)
Recognised in OCI	(103)	(77)
Balances reclassified to assets held for sale		(8)
Balances disposed of on sale of businesses		(4)
Set-off of deferred tax assets and deferred tax liabilities	(171)	8
Balance as at end of year	1,754	2,437
Impact on adoption of new accounting standards
Movements
Balance as at beginning of year	(17)
Balance as at end of year		(17)
Restated opening balance
Movements
Balance as at beginning of year	3,047
Balance as at end of year	2,437	3,047
Parent Entity
Movements
Balance as at beginning of year	2,093	2,497
Recognised in the income statements	(326)	(395)
Recognised in OCI	(101)	(48)
Set-off of deferred tax assets and deferred tax liabilities	(20)	53
Balance as at end of year	1,646	2,093
Parent Entity | Impact on adoption of new accounting standards
Movements
Balance as at beginning of year	(14)
Balance as at end of year		(14)
Parent Entity | Restated opening balance
Movements
Balance as at beginning of year	2,483
Balance as at end of year	$ 2,093	$ 2,483